Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.  Summary of Significant Accounting Policies

Basis of presentation The consolidated financial statement have been prepared in accordance with the recognition, measurement, disclosure and presentation criteria of accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation. All intercompany transactions and balances have been eliminated.

Use of Estimates.  The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and long-lived assets and liabilities at the dates of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting periods.

The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant items subject to such estimates and assumptions include: impairment of long-lived assets, impairment of goodwill, valuation allowance of deferred tax assets and valuation of share-based compensation including forfeiture rates of stock options. Actual results could differ from those estimates.

Foreign Currency Translation. The reporting currency of the Group is RMB.

The functional currency of CSC Cayman and Country Style Cooking International Restaurant Chain Group Ltd. (Hong Kong) is the United States dollar (“U.S. dollar”). Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into US dollars at the rates of exchange ruling at the balance sheet date.

The financial records of the Company’s PRC subsidiaries are maintained in the local currency, Renminbi (“RMB”), which is their functional currency. Transactions in currencies other than RMB during the year are converted at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of income. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, and expenses, gains and losses are translated using the average rate for the year. Translation adjustments gains or losses are recognized as other comprehensive income in the statements of comprehensive income.

Cash and Cash Equivalents.  Cash and cash equivalents represent cash on hand and highly-liquid investments with original maturities of three months or less. At December 31, 2013 and 2014, cash equivalents were comprised of bank deposits.

Inventories.  Inventories are stated at the lower of cost (first-in, first-out) or market. Inventories are primarily comprised of food and paper.

Short-term Investments and long-term investments. The Group periodically purchases fixed income products from banks for investment purposes and with the intent and ability to hold the investments until maturity. The investments are principal protected and recorded at amortized cost. The investments whose maturity being less than one year are recorded as short-term investments. As of December 31, 2014, long-term investment of RMB50,659 consisted of principle protected and fixed yield investment purchased from a PRC commercial bank.  Such investment has a fixed annual yield of 7.4% and a maturity date of October 28, 2016.

The Group reviews its investments for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis, in order to determine whether an other-than-temporary impairment has occurred. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings. If the investment’s fair value is less than its cost and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss based on the fair value of the investment. For the three years in the period ended December 31, 2014, the Group did not record an other-than-temporary impairment.

Property and Equipment. The Group capitalizes all direct costs incurred to construct and substantially improve its restaurants. These costs are depreciated and charged to expense based upon their property classification when placed in service. Property and equipment is recorded at cost less accumulated depreciation. Costs for repair and maintenance activities are expensed as incurred. Depreciation is provided using the straight-line method over the following estimated useful lives:

Buildings	Shorter of 40 years or valid period of property license
Equipment	3 to 5 years
Office furniture and fixtures	3 to 5 years
Leasehold improvements	Shorter of estimated useful life of 5 years or lease term

Leasehold improvements are depreciated over the shorter of their estimated useful lives or the underlying lease term. In circumstances where an economic penalty would be presumed by the non-exercise of one or more renewal options under the lease, the Group includes those renewal option periods when determining the lease term. For significant leasehold improvements made during the latter part of the lease term, the Group amortizes those improvements over the shorter of their useful life or an extended lease term. The extended lease term would consider the exercise of renewal options if the value of the improvements would imply that an economic penalty would be incurred without the renewal of the option.

Goodwill.  Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group identifies each restaurant as a reporting unit for purpose of goodwill impairment analysis and completes a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The Company recorded goodwill impairment charges of RMB456, nil and RMB424 ($0.1 million) for the years ended December 31, 2012, 2013 and 2014, respectively. See Note 4 “Goodwill” for additional discussion on impairment of goodwill.

Impairment of Long-Lived Assets.  Long-lived assets (including amortizable identifiable intangible assets) or asset group is tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. When such events occur, the Group assesses the recoverability of long-lived assets by determining whether the carrying value of these assets, over their respective remaining lives, can be recovered through undiscounted future operating cash flows. For asset groups, the weighted average remaining useful lives of the assets were used for forecasting the expected undiscounted cash flows. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. Impairment is reviewed whenever events or changes in circumstances indicate the carrying amounts of these assets may not be fully recoverable. The impairment loss on long-lived assets recorded was RMB13,820, RMB8,594 and RMB7,864 ($1.3 million) during the years ended December 31, 2012, 2013 and 2014, respectively. See Note 5 “Impairment Charges of Long-lived Assets” for additional discussion on impairment of long-lived assets.

Leases.  All of the Group’s leases are operating leases. Many of the lease agreements contain rent holidays granted by the landlords for pre-operating renovations, rent escalation clauses and/or contingent rent provisions. Rent expense for leases that contain scheduled rent increases is recognized on a straight-line basis over the lease term, including any option period as well as the rent holidays included in the determination of the lease term. Contingent rentals are generally based upon a percentage of sales or a percentage of sales in excess of stipulated amounts and are not considered minimum rent payments but are recognized when specified levels have been achieved or when management determines that achieving the specified levels during the fiscal year is probable.

Revenue Recognition.  Revenues from Group operated restaurants are recognized when payment is tendered at the time of sale. The Group presents sales net of discounts and sales related taxes.

Income Taxes.  Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations. Deferred tax assets and liabilities are based on the difference between the financial statement and tax bases of assets and liabilities as measured by the tax rates that are anticipated to be in effect when those differences reverse. The deferred tax provision generally represents the net change in deferred tax assets and liabilities during the period. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is established when it is necessary to reduce deferred tax assets to amounts for which realization is more likely than not. The Group recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

Restaurant expenses.  The Group’s restaurant expenses include food and paper, restaurant wages and related expenses, restaurant rental expenses, restaurant utility expenses and other restaurant operating expenses.

Pre-opening expenses.  The Group’s pre-opening expenses are expensed as incurred and generally include payroll costs associated with opening the new restaurant and other miscellaneous expenses prior to the openings.

Fair Value of Financial Instruments.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Group’s financial instruments mainly consist of cash and cash equivalents, short-term investments, due from related parties, due to related parties and accounts payable. Those current assets and liabilities approximate fair value due to their short-term maturity.

Share-based compensation.  The Group accounts for share-based compensation in accordance with ASC 718 “Compensation — Stock Compensation”, which requires the Group to measure at grant date the fair value of the stock-based award and recognize compensation expense, net of estimated forfeitures, on a straight-line basis, over the requisite service period. Forfeitures are estimated at the time of grant and revised annually if actual forfeitures differ from those estimates. The share-based compensation expenses have been categorized as either restaurant wages and related expenses, or selling, general and administrative expenses depending on the job functions of the grantees.

Net Income per Share.  Net income per share is computed by dividing the net income by the weighted average number of shares outstanding during the year. Diluted net income per share is computed using the more dilutive of the two-class method or the if-converted method.

Segment Reporting.  ASC Topic 280, Segment Reporting, establishes standards for companies to report information about operating segments in their financial statements. The method of determining what information to report is based on the way the chief operating decision maker (“CODM”) organizes the Group’s operating segments for making operating decisions and assessing financial performance. The CODM is the chief executive officer (“CEO”) of the Group. Information reported to the CEO for the purpose of resource allocation and performance assessment focuses on the nature of the Group’s business activities. Each restaurant is an operating segment and is aggregated into one reportable segment as these restaurants exhibit similar long-term financial performance and have similar economic characteristics. The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

Comprehensive Income.  Comprehensive income includes all changes in equity except those resulting from investment by owners and distribution to owner and is comprised of net income and foreign currency translation adjustments.

Deferred Revenue and Sales Coupon.  The Group sells prepaid vouchers and cards to its customers, which comprises deferred revenue. The revenue is recognized when such prepaid vouchers and cards are used or expired. Unused prepaid vouchers have fixed expiration dates and usually expire at the end of the following calendar year after issuance and are not refundable. Revenues from such vouchers are not material to the Group’s consolidated financial statements.

The Group also issues discount coupons to customers in connection with promotional events. The discount against revenue is recognized when such coupons are used in combination with purchases by the customers.

Related Parties.  Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

Government Grants.  Unrestricted government subsidies from local governmental agencies allowing the Group full discretion to utilize the funds were RMB21,164, RMB2,611 and RMB3,129 ($0.5 million) for the years ended December 31, 2012, 2013 and 2014, respectively, which were recorded as other income in the consolidated statements of income.

Translation into United States Dollars.  The financial statements of the Group are stated in RMB. Translation of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.2046, representing the noon buying rate in the City of New York for cable transfers of Renminbi, as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2014. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2014, or at any other rates.

Recent Accounting Pronouncements.

In May 2014, the FASB and International Accounting Standards Board (“IASB”) issued their converged standard on revenue recognition. The objective of the revenue standard ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)” is to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. The revenue standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. For public companies, the revenue standard is effective for the first interim period within annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. Management is in the process of evaluating the impact of the standard on its consolidated financial statements.

On August 27, 2014, the FASB issued ASU 2014-15, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements (or within one year after the date on which the financial statements are available to be issued, when applicable). Further, an entity must provide certain disclosures if there is “substantial doubt about the entity’s ability to continue as a going concern.” The ASU is effective for annual periods ending after December 15, 2016, and interim periods thereafter. Early adoption is permitted. The ASU shall be applied at the effective date, and management believes the adoption of the ASU will not have material impact on the Group’s financial statements.

In November 2014, the FASB issued a new pronouncement which provides guidance on determining whether the host contract in a hybrid financial instrument issued in the form of a share is more akin to debt or to equity. The new standard requires management to determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption, including adoption in an interim period, is permitted. The effects of initially adopting the amendments in this Update should be applied on a modified retrospective basis to existing hybrid financial instruments issued in the form of a share as of the beginning of the fiscal year for which the amendments are effective. Management believes the adoption of the guidance will not have material impact on the Group’s financial statements.